SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Significant expense categories (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING
Cost of revenue	¥ 629,379,550	$ 86,224,645	¥ 1,511,863,115	¥ 1,830,089,773
vehicle	6,065,963	831,034	1,294,946,115	1,580,778,797
Sales and marketing expense			38,921,589	132,779,488
General and administrative expense			156,966,463	299,545,363
Research and development expense	¥ 5,467,033	$ 748,980	30,114,175	45,958,842
Cost of revenue
SUMMARY OF SIGNIFICANT ACCOUNTING
vehicle			1,294,946,115	1,580,778,797
Staff costs			87,602,016	105,613,337
Others			129,314,984	143,697,639
Sales and marketing
SUMMARY OF SIGNIFICANT ACCOUNTING
Staff costs			34,505,421	122,264,716
Others			4,416,168	10,514,772
General and administrative
SUMMARY OF SIGNIFICANT ACCOUNTING
Staff costs			84,502,964	219,927,084
Others			72,463,499	79,618,279
Research and development
SUMMARY OF SIGNIFICANT ACCOUNTING
Staff costs			28,976,976	44,245,368
Others			¥ 1,137,199	¥ 1,713,474